As filed with the Securities and Exchange Commission on February 18, 2021
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	757	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	759	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3338

Jay S. Fitton
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on March 3, 2021 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 738 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on June 30, 2020 and pursuant to Rule 485(a)(1) would have become effective on September 15, 2020.

Post-Effective Amendment No. 742 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 1, 2020 as the new date upon which the Amendment would have become effective with respect to the Mairs & Power Minnesota Municipal Bond ETF.

Post-Effective Amendment No. 745 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 30, 2020 as the new date upon which the Amendment would have become effective with respect to the Mairs & Power Minnesota Municipal Bond ETF.

Post-Effective Amendment No. 747 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 27, 2020 as the new date upon which the Amendment would have become effective with respect to the Mairs & Power Minnesota Municipal Bond ETF.

Post-Effective Amendment No. 748 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 24, 2020 as the new date upon which the Amendment would have become effective with respect to the Mairs & Power Minnesota Municipal Bond ETF.

Post-Effective Amendment No. 750 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 8, 2021 as the new date upon which the Amendment would have become effective with respect to the Mairs & Power Minnesota Municipal Bond ETF.

Post-Effective Amendment No. 753 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 22, 2021 as the new date upon which the Amendment would have become effective with respect to the Mairs & Power Minnesota Municipal Bond ETF.

Post-Effective Amendment No. 754 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 19, 2021 as the new date upon which the Amendment would have become effective with respect to the Mairs & Power Minnesota Municipal Bond ETF.

This Post-Effective Amendment No. 757 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 3, 2021 as the new date upon which the Amendment shall become effective with respect to the Mairs & Power Minnesota Municipal Bond ETF.

This Post-Effective Amendment No. 757 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to the Mairs & Power Minnesota Municipal Bond ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 757 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 757 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on February 18, 2021.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 757 to its Registration Statement has been signed below on February 18, 2021 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By: /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 756 to its Registration Statement on Form N-1A with the SEC on February 12, 2021, and is incorporated by reference.